Annual Fund Operating Expenses	Jun. 24, 2026
ANFIELD UNIVERSAL FIXED INCOME ETF | ANFIELD UNIVERSAL FIXED INCOME ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.85%
ANFIELD U.S. EQUITY SECTOR ROTATION ETF | ANFIELD U.S. EQUITY SECTOR ROTATION ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Acquired Fund Fees and Expenses	0.18%	[2]
Expenses (as a percentage of Assets)	0.97%

[1]	“Other expenses” have been adjusted from amounts incurred by the Fund’s predecessor, Anfield Universal Fixed Income ETF, a series of Two Roads Shared Trust (“the Universal Fixed Income Predecessor Fund”), during the Universal Fixed Income Predecessor Fund’s most recent fiscal year end to reflect estimated current expenses for the Fund.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the U.S. Equity Sector Predecessor Fund.